Shareholders' Equity And Net Income Per Share Other (Details) (USD $)	11 Months Ended	12 Months Ended
	Nov. 22, 2011	Dec. 31, 2014
Shareholders' Equity and Net Income Per Share [Line Items]
Initial Offering Period	November 22, 2011
Unsecured Creditors Litigation [Member] | Pending Litigation [Member]
Shareholders' Equity and Net Income Per Share [Line Items]
Loss Contingency, Damages Sought, Value Per Unit in Excess of Benchmark		$ 32.50
Loss Contingency, Damages Sought, Unit in Excess of Benchmark		67.50
Loss Contingency, Range of Possible Loss, Maximum		300,000,000
Loss Contingency Accrual		0
Unsecured Creditors Litigation [Member] | Litigation, Damages Benchmark, Fourth LLP Agreement [Member] | Pending Litigation [Member]
Shareholders' Equity and Net Income Per Share [Line Items]
Cumulative Distributions Threshold		$ 7,200,000,000